Critical Accounting Estimates and Judgments - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of accounting judgements and estimates [line items]
Allowances for estimated losses on trade and customer receivables	kr 2,500	kr 3,000
Percentage of allowances for estimated losses on gross trade and customer finance receivables	5.00%	5.00%
Allowances for estimated losses on inventory valuation	kr 3,627	kr 3,386	kr 2,611	kr 2,425
Allowances for estimated losses on inventory valuation, percentage	11.00%	10.00%
Write-downs for intangible assets and goodwill	kr (100)	kr 0
Goodwill	34,945	31,200	30,035
Provisions current	10,466	10,923	16,008
Defined benefit obligation (DBO)	108,188	102,434
Fair value of plan assets	73,611	69,659
Deferred tax assets	26,296	31,174	kr 23,152
Intellectual property rights brands and other intangible assets [member]
Disclosure of accounting judgements and estimates [line items]
Intangible assets and goodwill	kr 39,800	kr 33,700
Top of range [member]
Disclosure of accounting judgements and estimates [line items]
Percentage of ownership	100.00%